Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000009596
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Balanced Fund
Accumulated Value	$ 10,000		$ 11,256	$ 12,364	$ 13,350	$ 14,941	$ 18,898	$ 16,087	$ 18,102	$ 21,869	$ 24,183	$ 27,071
C000009600
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Dividend Growth Fund - Class I
Accumulated Value	10,000		11,541	12,737	13,804	14,558	20,109	18,646	21,397	25,400	28,701	34,252
C000033658
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Dividend Growth Fund - Class S
Accumulated Value	10,000		11,511	12,669	13,697	14,409	19,865	18,374	21,034	24,903	28,058	33,393
C000069003
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Global Dividend Growth Fund - Class I
Accumulated Value	10,000		11,194	11,918	13,012	13,653	18,378	16,299	18,981	22,797	25,898	30,376
C000071096
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Global Dividend Growth Fund - Class S
Accumulated Value	10,000		11,167	11,852	12,916	13,511	18,147	16,046	18,634	22,333	25,303	29,600
C000170242
Account Value [Line Items]
Line Graph and Table Measure Name		Sit ESG Growth Fund - Class I
Accumulated Value	10,000		11,313	12,509	13,548	14,425	19,036	15,806	19,215	23,424	27,095	30,934
C000170243
Account Value [Line Items]
Line Graph and Table Measure Name		Sit ESG Growth Fund - Class S
Accumulated Value	10,000		11,279	12,449	13,446	14,283	18,797	15,556	18,865	22,943	26,482	30,159
C000153295
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Small Cap Dividend Growth Fund - Class I
Accumulated Value	10,000		11,584	12,511	12,443	12,064	17,871	14,957	17,380	19,875	21,866	29,060
C000153296
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Small Cap Dividend Growth Fund - Class S
Accumulated Value	10,000		11,546	12,440	12,341	11,933	17,629	14,724	17,066	19,458	21,355	28,320
C000009598
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Small Cap Growth Fund
Accumulated Value	10,000		11,906	13,416	14,281	15,092	22,585	16,810	19,670	21,999	23,011	30,821
C000009595
Account Value [Line Items]
Line Graph and Table Measure Name		Sit International Growth Fund
Accumulated Value	9,057		10,202	10,617	10,994	11,261	15,110	11,573	13,688	14,879	17,694	22,439
C000009597
Account Value [Line Items]
Line Graph and Table Measure Name		Sit Developing Markets Growth Fund
Accumulated Value	10,000		12,456	14,317	13,683	13,983	18,429	13,603	14,476	15,710	18,828	27,480
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		9,969	9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000		11,789	13,484	14,889	16,006	22,536	20,144	24,091	30,007	34,557	42,271
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000		11,789	13,484	14,889	16,006	22,536	20,144	24,091	30,007	34,557	42,271
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		11,820	13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
Russell 3000® Index
Account Value [Line Items]
Accumulated Value	10,000		11,851	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,672
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value	10,000		12,027	12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
MSCI Emerging Markets Index
Account Value [Line Items]
Accumulated Value	10,000		12,118	12,822	12,647	11,930	16,481	11,997	11,863	13,023	14,660	20,656
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000		11,789	13,484	14,889	16,006	22,536	20,144	24,091	30,007	34,557	42,271
Russell 2000® Index
Account Value [Line Items]
Accumulated Value	10,000		12,460	14,649	14,164	13,226	21,429	16,029	18,002	19,812	21,334	30,034
Russell 2000® Index
Account Value [Line Items]
Accumulated Value	10,000		12,460	14,649	14,164	13,226	21,429	16,029	18,002	19,812	21,334	30,034
Russell 2000® Growth Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 12,440	$ 15,160	$ 15,086	$ 15,610	$ 23,628	$ 15,729	$ 18,644	$ 20,347	$ 22,326	$ 30,976